PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 76,069	$ 56,477
Fixed assets	1,046,884	$ 551,661
SWITZERLAND | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	$ 786,000